Business Combination - Additional Information (Detail) - USD ($)				11 Months Ended	12 Months Ended
		Jul. 16, 2021	Oct. 22, 2020	Dec. 31, 2020	Dec. 31, 2021	Nov. 12, 2020
Business Acquisition [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Reserved shares of common stock						11,075,000
Common stock issued, value	[1]			$ 18,476,000
Recognize earnout liability					$ 188,373,000
Business combination allocated share based expense related to earnout awards					13,100,000
Conversion of Stock, Amount Issued					$ 1,500,000
Common Stock, Shares, Issued				166,125,000	247,758,412
Private Placement Warrants [Member]
Business Acquisition [Line Items]
Conversion of Stock, Amount Issued					$ 1,500,000
IPO [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			22,572,502
IPO [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			6,514,500
Private Placement [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			514,500
Sale of stock price per share						$ 1.00
Legacy Hyzon [Member]
Business Acquisition [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Recognize earnout liability		$ 103,800,000			$ 188,400,000
New Hyzon [Member]
Business Acquisition [Line Items]
Number of shares issued					23,250,000
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Maximum earnout period					5 years
Maximum earnout shares issued					5,250,000
New Hyzon [Member] | Tranche One [Member]
Business Acquisition [Line Items]
Sale of stock price					$ 18
Number of shares issued					9,000,000
New Hyzon [Member] | Tranche Two [Member]
Business Acquisition [Line Items]
Sale of stock price					$ 20
Number of shares issued					9,000,000
New Hyzon [Member] | Tranche Three [Member]
Business Acquisition [Line Items]
Sale of stock price					$ 35
Number of shares issued					5,250,000
Ascent options [Member]
Business Acquisition [Line Items]
Business combination share based compensation by share based award exercise price per share of options excercised					$ 2.73
Business combination share based compensation by share based award number of shares as a result of options excercised before business combination					3,900,000
Business combination share based compensation by share based award number of shares as a result of options excercised after business combination					6,900,000
Hymas [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued					4,100,000
PIPE Financing [Member]
Business Acquisition [Line Items]
Debt instrument principal amount		$ 45,000,000
Percentage of price per share of converted shares equal to price per share paid by the pipe financing investors		90.00%
Debt instrument shares converted		5,022,052
Common Class A [Member]
Business Acquisition [Line Items]
Debt instrument shares converted					7,200,000
Issued and outstanding share		246,994,209
Common Class A [Member] | Share-based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Reserved shares of common stock		21.7
Common Class A [Member] | Legacy Hyzon [Member]
Business Acquisition [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Proceeds from issuance of common stock		$ 173,400,000
Common Class A [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Issue shares of legacy hyzon common stock		35,500,000
Sale of stock price		$ 10.00
Common stock issued, value		$ 355,000,000,000

[1]	Issuance of common stock, net of issuance costs of $1,024 and conversion of convertible notes have been retroactively restated to give effect to the recapitalization transaction.